UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10245
                                                    ----------

                            GAM Avalon Lancelot, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-407-4600
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2005
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                                   (UNAUDITED)

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

Management's Discussion and Analysis                                         1-2

Schedule of Investments                                                        3

Statement of Financial Condition                                               4

Statement of Operations                                                        5

Statements of Changes in Members' Capital                                      6

Statement of Cash Flows                                                        7

Notes to Financial Statements                                               8-11

Other Information                                                             12

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998, HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. MR. SMITH JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. MR. SMITH RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses portfolio managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of portfolio managers using different investment styles whose performance is not expected to be correlated with each other.

REPORT TO MEMBERS (UNAUDITED)

            The Facts

                                                   GAM Avalon            MSCI
                                                  Lancelot, LLC      World Index
                                                  ------------------------------
            NAV per unit at September 30, 2005     USD$114.37          1,224.31

            Total returns:
            January 1 to September 30, 2005             2.25%             6.65%
            April 1 to September 30, 2005               1.61%             7.73%

            Average annual total returns:
            1 year ended September 30, 2005             5.29%            19.51%
            2 years ended September 30, 2005            4.89%            18.56%
            3 years ended September 30, 2005            5.76%            21.00%
            Since inception *                           3.09%             3.48%

            * Inception date - May 1, 2001

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
                               [BAR CHART OMITTED]

--------------------------------------------------------------------------------

                                                   GAM Avalon            MSCI
                                                  Lancelot, LLC      World Index
                                                  ------------------------------
            1 Year                                      5.29%            19.51%
            2 Years                                     4.89%            18.56%
            3 Years                                     5.76%            21.00%
            Since Inception **                          3.09%             3.48%

            ** Inception date through September 30, 2001

--------------------------------------------------------------------------------

                               ANNUAL PERFORMANCE
                     FOR THE FISCAL YEARS ENDING MARCH 31,

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
                              [BAR CHART OMITTED]

                                            2005*        2005         2004        2003        2002**
            GAM Avalon Lancelot, LLC        1.61%        0.23%       14.92%       -2.63%       0.36%
            MSCI World Index                7.73%       11.07%       44.55%      -23.85%     -11.69%

--------------------------------------------------------------------------------

            * For the six months ended September 30, 2005

            ** May 1, 2001 through March 31, 2002

FUND REVIEW

For the fiscal period ended September 30, 2005, the Fund generated absolute net returns of 1.61%, in US$ terms.

As of September 30, 2005, the Fund held 22 investment funds. The Fund is allocated across three distinct strategies and at the end of the period was allocated 46% to equity hedge, 28% to arbitrage, 22% to trading and 4% to other.

During the period, equity hedge and trading contributed positively to the Fund's performance offsetting the loss from arbitrage. The equity hedge strategy contributed the greatest to performance.

The Fund's net return over the third quarter 2005 was 2.78%, in US$ terms.

GAM Avalon Lancelot, LLC
Schedule of Investments
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

                                                                             % OF
                                                                             NET
FUND NAME                                   COST          FAIR VALUE        ASSETS      LIQUIDITY*          OBJECTIVE*
---------------------------------      ------------      ------------       ------      ----------     -------------------
Pacific & General Investments LP       $ 20,000,000      $ 20,388,565       10.20%      Quarterly        US Equity Hedge
Capital Hedge Fund, Ltd.(1)              15,575,000        17,814,154        8.92        Monthly       Discretionary Macro
Alson Signature Fund LP                  10,100,000        13,558,305        6.79       Quarterly        US Equity Hedge
Epic Distressed Debt Opportunity
 Fund LP                                 12,500,000        12,694,410        6.35       Quarterly         Event Driven
Rockbay Capital Institutional
 Fund LLC                                10,000,000        12,606,574        6.31       Quarterly         Event Driven
Pinewood Credit Markets LP               11,000,000        11,292,889        5.65       Quarterly        US Equity Hedge
Global Undervalued Securities
 Fund LP                                  5,330,000        10,250,839        5.13       Quarterly      Discretionary Macro
New Star Hedge Fund, Ltd.                 9,900,000        10,072,915        5.04        Weekly        Europe Equity Hedge
Davco Fund LP                             9,650,000         9,923,799        4.97
Optimal Japan Fund US $                   6,400,000         9,825,008        4.92
Blue Mountain Credit Alternatives
 Fund LP                                 10,000,000         9,381,066        4.69
Theorema Europe Fund, Ltd.                6,730,000         9,133,037        4.57
Green T. G2 Fund, Ltd.                    7,868,330         8,500,540        4.25
JWM Global Macro I Fund LLC               7,600,000         8,396,261        4.20
Boyer Allan Pacific Fund                  4,025,000         7,707,944        3.86
Jefferies RTS Fund, LP                    4,000,000         4,620,074        2.31
Amici Qualified Associates LP             2,600,000         3,616,318        1.81
Roy G. Niederhoffer (Ireland)
 Fund No. 2                               3,700,000         3,149,478        1.58
Eckhardt Futures LP                       1,910,000         2,610,006        1.31
Rubicon Global Partners LP                1,310,000         2,358,246        1.18
Triloka International LP Class B          2,000,000         1,828,399        0.91
Caxton Equity Growth LLC                  1,165,000         1,809,479        0.91
                                       ------------      ------------      ------
TOTAL                                  $163,363,330       191,538,306       95.86
                                       ============
OTHER ASSETS IN EXCESS
 OF LIABILITIES                                             8,268,323        4.14
                                                         ------------      ------
NET ASSETS                                               $199,806,629      100.00%
                                                         ============      ======

(1) The Fund's proportional share of investments owned by investment fund which constituted 5% or more of the net assets included the following:

                                                                        VALUE
                                                                     -----------
      Bear Stearns, 3.9375% dated 09/30/05, due 10/03/05
      (collateralized short-term investment)                         $12,470,185

The aggregate cost of investments for tax purposes was $171,549,710. Net unrealized appreciation on investments for tax purposes was $19,988,596, consisting of $22,179,565 of gross unrealized appreciation and $2,190,969 of gross unrealized depreciation.

* This information is presented only for investment funds that constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $163,363,330)          $191,538,306
Cash and cash equivalents                                                      8,420,155
Receivable for investment funds sold                                             591,902
Other assets                                                                         670
                                                                            ------------

     TOTAL ASSETS                                                            200,551,033
                                                                            ------------

LIABILITIES
Management fee payable                                                           308,284
Subscriptions received in advance                                                281,000
Accrued expenses                                                                 155,120
                                                                            ------------

     TOTAL LIABILITIES                                                           744,404
                                                                            ------------

           NET ASSETS                                                       $199,806,629
                                                                            ============

MEMBERS' CAPITAL
Represented by:
Net capital                                                                 $171,631,653
Net unrealized appreciation on investments in investment funds                28,174,976
                                                                            ------------

     MEMBERS' CAPITAL                                                       $199,806,629
                                                                            ============

     Net asset value per outstanding unit of limited liability company
        interest ($199,806,629 / 1,747,015 units outstanding)               $     114.37
                                                                            ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
For the Six Months Ended September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                                         $   177,386
                                                                                   -----------

EXPENSES
  Management fee (Note 3)                                                            2,009,031
  Professional fees                                                                     89,391
  Administrative and accounting fees                                                    72,573
  Investor services fees                                                                69,709
  Custody fees and expenses                                                             19,272
  Directors' fees                                                                        6,000
                                                                                   -----------

     Total expenses                                                                  2,265,976
                                                                                   -----------

     NET INVESTMENT LOSS                                                            (2,088,590)
                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN INVESTMENT FUNDS

     Net realized loss from investments in investment funds                           (622,642)
     Net change in unrealized appreciation on investments in investment funds        5,771,593
                                                                                   -----------

     NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS           5,148,951
                                                                                   -----------

     NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      $ 3,060,361
                                                                                   ===========

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital
(Unaudited)

--------------------------------------------------------------------------------

                                                                         FOR THE SIX            FOR THE YEAR
                                                                        MONTHS ENDED                ENDED
                                                                     SEPTEMBER 30, 2005        MARCH 31, 2005
                                                                     ------------------        --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
  Net investment loss                                                  $  (2,088,590)          $  (3,591,792)
  Net realized loss from investments in investment funds                    (622,642)                     --
  Net change in unrealized appreciation on investments
     in investment funds                                                   5,771,593               5,683,013
                                                                       -------------           -------------
        NET INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS                                         3,060,361               2,091,221
                                                                       -------------           -------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from sale of 110,466 and 754,388 units of limited
     liability company interest to Members, respectively                  12,321,507              82,950,026
  Cost of 175,667 and 128,860 units repurchased from Members,
     respectively                                                        (19,548,466)            (14,335,031)
                                                                       -------------           -------------
        NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                      (7,226,959)             68,614,995
                                                                       -------------           -------------

        TOTAL INCREASE (DECREASE)                                         (4,166,598)             70,706,216

        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                          203,973,227             133,267,011
                                                                       -------------           -------------

        MEMBERS' CAPITAL AT END OF PERIOD                              $ 199,806,629           $ 203,973,227
                                                                       =============           =============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
For the Six Months Ended September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
  Net increase in Members' capital derived from operations                       $  3,060,361
  Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
     Redemption of investment funds                                                19,165,456
     Purchases of investment funds                                                 (7,600,000)
     Net change in unrealized appreciation on investments in investment funds      (5,771,593)
     Net realized loss from investments in investment funds                           622,642
     Decrease in restricted cash                                                      941,794
     Decrease in other assets                                                           1,338
     Decrease in management fee payable                                               (33,788)
     Decrease in accrued expenses                                                     (43,685)
                                                                                 ------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                                  10,342,525
                                                                                 ------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                          8,608,235
     Capital redemptions                                                          (20,486,068)
                                                                                 ------------

        NET CASH USED IN FINANCING ACTIVITIES                                     (11,877,833)
                                                                                 ------------

        NET DECREASE IN CASH AND CASH EQUIVALENTS                                  (1,535,308)

           Cash and cash equivalents at beginning of period                         9,955,463
                                                                                 ------------

           Cash and cash equivalents at end of period                            $  8,420,155
                                                                                 ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

1.    ORGANIZATION

      GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use portfolio managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of portfolio managers.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

      The Advisor is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. On September 5, 2005, UBS AG entered into an agreement with Julius Baer Holding Ltd. to sell certain of its banking and investment management subsidiaries, including GAM Holding AG. The consummation of the transaction is expected to occur in late November or early December 2005, but remains subject to customary closing conditions and certain regulatory consents.

      GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

      GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

      The financial statements include investments valued at $191,538,306 (95.86% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values. Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on September 30, 2005. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

      B.    INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from investments in investment funds are calculated on the identified cost basis.

      C.    FUND EXPENSES

      The Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and members; all costs with respect to communications to members; and other types of expenses approved by the Directors.

      D.    INCOME TAXES

      No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      E.    CASH AND CASH EQUIVALENTS

      For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

      F.    MEMBERS' CAPITAL

      Subscriptions received in advance represent amounts received by the Fund from investors who purchased interests in the Fund prior to period end, but the Fund will record the subscriptions on October 1, 2005.

      G.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Advisor to make estimates and assumptions that may affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Advisor provides certain management and administrative services to the Fund including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

      The Selling Agent and placement agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or placement agents. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

      Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

4.    MEMBER'S CAPITAL

      As of the last business day of each month, any net profit or loss for the fiscal period is allocated among and credited to or debited against the capital accounts of the members in accordance with their respective fund percentages for such fiscal period. The fund percentage of a member for a fiscal period shall be determined by dividing the balance of the member's capital account as of the commencement of such fiscal period by the sum of the capital accounts of all of the members as of the commencement of such fiscal period. The sum of the fund percentages of all members for each fiscal period shall equal 100%.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

      The Directors, from time to time and in their complete and exclusive discretion, may determine to repurchase units from members, including the Advisor, pursuant to written tenders by members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from members two times each year, in June and December. The units redeemed during the six months ended September 30, 2005 and the fiscal year ended March 31, 2005 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a member or (ii) with the written consent of the Advisor.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

6.    INVESTMENT TRANSACTIONS

      Purchases and sales of investment funds for the six months ended September 30, 2005 aggregated $23,600,000 and $19,757,358, respectively.

7.    INDEMNIFICATIONS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8.    TENDER OFFER

      On November 10, 2005, the Fund filed a Tender Offer Statement on Schedule TO ("Tender Offer Documents") with the U.S. Securities and Exchange Commission (the "SEC") relating to a tender offer by the Fund to purchase up to 10 percent of the outstanding units of the Fund, upon the terms and subject to the conditions set forth in the Tender

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

      Offer Documents and related documents. Information relating to the tender offer and the Tender Offer Documents can be found at www.sec.gov.

9.    FINANCIAL HIGHLIGHTS

                                                                                     FOR THE YEARS ENDED MARCH 31,
                                                      FOR THE SIX        ----------------------------------------------------
                                                     MONTHS ENDED
                                                  SEPTEMBER 30, 2005       2005          2004          2003           2002(B)
                                                  ------------------     --------      --------      --------        --------
      Per unit operating performance (a)
      (For a unit of Members' capital
      outstanding throughout the period):
      Net asset value, beginning of period             $ 112.55          $ 112.30      $  97.72      $ 100.36        $ 100.00
                                                       --------          --------      --------      --------        --------
      INCOME (LOSS) FROM OPERATIONS:
      Net investment loss                                (1.17)            (2.26)        (2.53)        (2.63)          (5.01)
      Net realized and unrealized gain (loss)
        on investment transactions                         2.99              2.51         17.11        (0.01)(c)         5.37
                                                       --------          --------      --------      --------        --------
      Total from operations                                1.82              0.25         14.58        (2.64)            0.36
                                                       --------          --------      --------      --------        --------
      Net asset value, end of period                   $ 114.37          $ 112.55      $ 112.30      $  97.72        $ 100.36
                                                       ========          ========      ========      ========        ========
      TOTAL RETURN (d)                                    1.61%             0.22%        14.92%       (2.63%)           0.36%

      SUPPLEMENTAL DATA:
      Net assets, end of period (000)                  $199,807          $203,973      $133,267      $ 49,719        $ 16,235
      RATIO TO AVERAGE NET ASSETS:
        Expenses, before waivers (e)(f)                   2.26%             2.29%         2.40%         2.85%           6.51%
        Expenses, net of waivers (e)(f)                   2.26%             2.29%         2.40%         2.74%           5.92%
        Net investment loss (f)                         (2.09%)           (2.04%)       (2.38%)       (2.69%)         (5.86%)
      Portfolio turnover rate                            10.52%             0.00%        14.97%        25.63%           0.00%

----------
(a)   Based on average weighted units outstanding.

(b)   Period from May 1, 2001 (commencement of operations) to March 31, 2002.

(c) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.

(d) Not annualized for periods less than one year and do not reflect any sales charges that may apply.

(e) Expense ratios of investment funds are not included in the expense ratio and the Fund's expense ratios do not reflect any sales charges that may apply.

(f)   Annualized for periods less than one year.

GAM Avalon Lancelot, LLC
Other Information
September 30, 2005
(Unaudited)

--------------------------------------------------------------------------------

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
-------------------------------------

The Fund will file a schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, you may obtain copies of the Fund's Form N-Q upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD
-----------------------------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record without charge, upon request by contacting the Fund directly at 1-800-426-4685, online on the Fund's Web site: www.gam.com, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

FUND RESTRUCTURING
------------------

The Fund previously filed a Registration Statement with the SEC in order to register its interests under the Securities Act of 1933, as amended, and had taken preliminary steps toward a restructuring of its operations into a Master/Feeder structure. However, the Fund has decided not to pursue the proposed reorganization at this time, although it may decide to pursue the reorganization in the future.


                                       12
ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GAM Avalon Lancelot, LLC
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Director and President
                           (principal executive officer)

Date              November 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Director and President
                           (principal executive officer)

Date              November 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph Cheung
                         -------------------------------------------------------
                           Joseph Cheung, Treasurer
                           (principal financial officer)

Date              November 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.